Description of Business (Details Narrative) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	9 Months Ended
Sep. 30, 2023
Generic Pharmaceuticals [Member]
Product Information [Line Items]
Concentration Risk, Percentage	97.00%
OTC Products [Member]
Product Information [Line Items]
Concentration Risk, Percentage	3.00%